TRADE AND OTHER PAYABLES - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Line Items]
Contract liabilities	$ 1,325	$ 612
Refund liabilities
Trade And Other Payables [Line Items]
Contract liabilities	$ 8,667	$ 9,832